Leasing Arrangements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Lease expense	$ 19.8	$ 19.8	$ 17.8